Condensed Financial Information of the Parent Company - Condensed Statements of Income and Comprehensive Income (Parenthetical) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0
Parent Company
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0